Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		$ 6,469
Balance at the end of the year		6,480	$ 6,469
Recoverable amount of the impaired assets		5
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		7,820	8,018
Additions		147	11
Disposals		(158)	(11)
Write-offs		(35)	(185)
Foreign currency translation		91	(12)
Balance at the end of the year		7,865	7,820
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,351	1,371
Amortization		55	65
Impairment	[1]	2	0
Disposals		0	(8)
Write-offs		(35)	(75)
Foreign currency translation		11	(2)
Balance at the end of the year		1,385	1,351
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,272
Additions		0
Disposals		(158)
Foreign currency translation		69
Balance at the end of the year		6,182	6,272
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,272
Disposals	[2]	(158)
Foreign currency translation		69
Balance at the end of the year		6,182	6,272
Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		197
Additions		147
Amortization		55
Impairment		2
Disposals		0
Foreign currency translation		11
Balance at the end of the year		298	197
Intangible assets - Total | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,548
Additions		147
Write-offs		(35)
Foreign currency translation		22
Balance at the end of the year		1,683	1,548
Intangible assets - Total | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,351
Amortization		55
Impairment	[1]	2
Write-offs		(35)
Foreign currency translation		11
Balance at the end of the year		1,385	1,351
Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	[3]	0
Intangible assets - Infrastructure | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[3]	760
Balance at the end of the year	[3]	760	760
Intangible assets - Infrastructure | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[3]	730
Amortization	[3]	30
Balance at the end of the year	[3]	760	730
Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		298
Intangible assets - Customer relationships, contractual rights and other | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		788
Additions	[4]	147
Write-offs		(35)
Foreign currency translation		22
Balance at the end of the year		922	788
Intangible assets - Customer relationships, contractual rights and other | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		621
Amortization		25
Impairment	[1]	2
Write-offs		(35)
Foreign currency translation		11
Balance at the end of the year		624	621
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,469
Balance at the end of the year		6,480	6,469
Recoverable amount of the impaired assets		5
UBS AG | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		7,820	8,018
Additions		147	11
Disposals		(158)	(11)
Write-offs		(35)	(185)
Foreign currency translation		91	(12)
Balance at the end of the year		7,865	7,820
UBS AG | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,351	1,371
Amortization		55	65
Impairment	[1]	2	0
Disposals		0	(8)
Write-offs		(35)	(75)
Foreign currency translation		11	(2)
Balance at the end of the year		1,385	1,351
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,272
Additions		0
Disposals		(158)
Foreign currency translation		69
Balance at the end of the year		6,182	6,272
UBS AG | Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,272
Disposals		(158)
Foreign currency translation		69
Balance at the end of the year		6,182	6,272
UBS AG | Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		197
Additions		147
Amortization		55
Impairment		2
Disposals		0
Foreign currency translation		11
Balance at the end of the year		298	197
UBS AG | Intangible assets - Total | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,548
Additions		147
Write-offs		(35)
Foreign currency translation		22
Balance at the end of the year		1,683	1,548
UBS AG | Intangible assets - Total | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,351
Amortization		55
Impairment	[1]	2
Write-offs		(35)
Foreign currency translation		11
Balance at the end of the year		1,385	1,351
UBS AG | Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	[1]	0
UBS AG | Intangible assets - Infrastructure | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[3]	760
Balance at the end of the year	[3]	760	760
UBS AG | Intangible assets - Infrastructure | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[3]	730
Amortization	[1]	30
Balance at the end of the year	[3]	760	730
UBS AG | Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		298
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		788
Additions		147
Write-offs		(35)
Foreign currency translation		22
Balance at the end of the year		922	788
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		621
Amortization		25
Impairment		2
Write-offs		(35)
Foreign currency translation		11
Balance at the end of the year		$ 624	$ 621

[1]
Impairment charges recorded in 2020 relate to assets for which the recoverable amount was determined considering their value in use (recoverable amount of the impaired intangible assets in 2020 was USD 5 million).

[2]	Relates to the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information.
[3]
Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Relates to the establishment of a banking partnership with Banco do Brasil. Refer to Note 29 for more information. 3 Relates to the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information

[4]	Relates to the establishment of a banking partnership with Banco do Brasil. Refer to Note 29 for more information.